Financial liabilities designated at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021		Dec. 31, 2020
Disclosure of financial liabilities [line items]
Debt securities	£ 98,867	[1]	£ 75,796
Repurchase agreements and other similar secured borrowing	28,352	[1]	14,174
Other financial liabilities	6,301		4,969
Financial liabilities designated at fair value	250,960	[1]	249,765
Cumulative own credit net loss recognised	960		954
Contractual amount due on maturity
Disclosure of financial liabilities [line items]
Debt securities	61,946		57,650
Deposits	29,673		22,107
Repurchase agreements and other similar secured borrowing	168,129		177,389
Other financial liabilities	7		251
Financial liabilities designated at fair value	259,755		257,397
Fair value
Disclosure of financial liabilities [line items]
Debt securities	53,647		50,437
Deposits	29,246		21,706
Repurchase agreements and other similar secured borrowing	168,060		177,371
Other financial liabilities	7		251
Financial liabilities designated at fair value	£ 250,960		£ 249,765

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under BBPLC's 2019 F-3. See Restatement of financial statements (Note 1a) on page 228 for further details.